Subsequent Events	12 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
20. Subsequent Events
On October 4, 2021, the Company acquired 100% of the members interest in Vinesse, LLC, a California limited liability company. Vinesse, LLC (“Vinesse”) is a direct to consumer platform company that specializes in wine clubs with over 60,000 members. Founded in 1993, Vinesse has developed a long-time following by offering boutique wines to a broader audience and making wine accessible and easy to love. The operations of Vinesse align with those of the Company, providing for expanded synergies and growth through the acquisition.
The purchase totaling $17.1 million was comprised of cash of $14.0 million, consulting fees of $0.2 million per year for three years totaling $0.6 million and a three-year earnout payable of up to $2.5 million. To fund the cash portion of the purchase consideration, we utilized the line of credit under the amended and restated loan and security agreement.
The acquisition of Vinesse closed near the date the Company’s consolidated financial statements were available for issuance. Thus, the initial accounting for the business combination and required disclosures specific to the transaction are impracticable for us to provide. Specifically, the following accounting and disclosures could not be made:

(1)	acquisition-related costs and related accounting treatment;

(2)
the acquisition date fair value of the total consideration transferred, assets acquired, including intangible assets and liabilities assumed, and relate valuation techniques to be used in the fair value measurement process;

(3)	the total amount of expected goodwill and related deductibility for tax purposes;

(4)	the existence and measurement of contingencies to be recognized at the acquisition date, if any; and

(5)	revenue and earnings of the combined entity for the current and prior reporting periods.
The goodwill balance and operational results from the Vinesse acquisition are expected to impact the
Direct-to-Consumer
reporting segment.
On September 9, 2021, the Company formed VWE Captive, LLC, a wholly-owned captive insurance company (“Captive”), which became operational on October 1, 2021. The Company formed Captive to self-insure the first $10 million of claims, above which limit, Captive has secured insurance.